AFS and HTM Debt Securities (Tables)	12 Months Ended
Dec. 31, 2020
AFS and HTM Debt Securities [Abstract]
Available-for-Sale and Held-to-Maturity Debt Securities Outstanding
Table 3.1 provides the amortized cost, net of the ACL for debt securities, and fair value by major categories of AFS debt securities, which are carried at fair value, and HTM debt securities, which are carried at amortized cost, net of the ACL. The net unrealized gains (losses) for AFS debt securities are reported as a component of cumulative OCI, net of the ACL and applicable income taxes. Information on debt securities held for trading is included in Note 2 (Trading Activities).
    Outstanding balances exclude accrued interest receivable on AFS and HTM debt securities which are included in other assets. During 2020, we reversed accrued interest receivable on our AFS and HTM debt securities by reversing interest income. The interest income reversed was insignificant. See Note 7 (Premises, Equipment and Other Assets) for additional information on accrued interest receivable.

Table 3.1: Available-for-Sale and Held-to-Maturity Debt Securities Outstanding

(in millions)	Amortized cost net (1)	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2020
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$21,954	205	—	22,159
Non-U.S. government securities	16,816	—	(3)	16,813
Securities of U.S. states and political subdivisions (2)	19,263	224	(81)	19,406
Federal agency mortgage-backed securities	134,838	4,260	(28)	139,070
Non-agency mortgage-backed securities (3)	3,745	30	(46)	3,729
Collateralized loan obligations	9,058	4	(44)	9,018
Other debt securities	9,859	399	(61)	10,197
Total available-for-sale debt securities	215,533	5,122	(263)	220,392
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	47,295	1,472	(170)	48,597
Securities of U.S. states and political subdivisions	25,860	938	(5)	26,793
Federal agency mortgage-backed securities	115,437	4,182	(21)	119,598
Non-agency mortgage-backed securities	890	51	(8)	933
Collateralized loan obligations	16,238	148	—	16,386
Total held-to-maturity debt securities	205,720	6,791	(204)	212,307
Total (4)	$421,253	11,913	(467)	432,699
December 31, 2019
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$14,948	13	(1)	14,960
Non-U.S. government securities	—	—	—	—
Securities of U.S. states and political subdivisions (2)	39,381	992	(36)	40,337
Federal agency mortgage-backed securities	160,318	2,299	(164)	162,453
Non-agency mortgage-backed securities (3)	4,713	55	(7)	4,761
Collateralized loan obligations	29,153	25	(123)	29,055
Other debt securities	11,547	402	(56)	11,893
Total available-for-sale debt securities	260,060	3,786	(387)	263,459
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	45,541	617	(19)	46,139
Securities of U.S. states and political subdivisions	13,486	286	(13)	13,759
Federal agency mortgage-backed securities	94,078	2,083	(25)	96,136
Non-agency mortgage-backed securities	791	10	(12)	789
Collateralized loan obligations	37	—	—	37
Total held-to-maturity debt securities	153,933	2,996	(69)	156,860
Total (4)	$413,993	6,782	(456)	420,319
(1)Represents amortized cost of the securities, net of the ACL of $28 million related to AFS debt securities and $41 million related to HTM debt securities at December 31, 2020. Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses related to AFS and HTM debt securities was not applicable and is therefore presented as $0 at December 31, 2019. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost net of allowance for credit losses and fair value of these types of securities was $5.0 billion at December 31, 2020, and $5.8 billion at December 31, 2019.
(3)Predominantly consists of commercial mortgage-backed securities at both December 31, 2020 and 2019.
(4)We held AFS and HTM debt securities from Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) that each exceeded 10% of stockholders’ equity, with an amortized cost of $99.8 billion and $88.7 billion and a fair value of $103.2 billion and $91.5 billion at December 31, 2020, and an amortized cost of $98.5 billion and $84.1 billion and a fair value of $100.3 billion and $85.5 billion at December 31, 2019, respectively.

Held-to-Maturity Debt Securities Purchases And Transfers
Table 3.2 details the breakout of purchases of and transfers to HTM debt securities by major category of security.

Table 3.2: Held-to-Maturity Debt Securities Purchases and Transfers

	Year ended December 31,
(in millions)	2020	2019	2018
Purchases of held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies	$3,016	757	—
Securities of U.S. states and political subdivisions	1,906	1,583	—
Federal agency mortgage-backed securities	51,320	6,610	—
Non-agency mortgage-backed securities	126	288	149
Collateralized loan obligations	688	—	—
Total purchases of held-to-maturity debt securities	57,056	9,238	149
Transfers from available-for-sale debt securities to held-to-maturity debt securities:
Securities of U.S. states and political subdivisions	10,721	5,912	—
Federal agency mortgage-backed securities	5,522	7,921	16,479
Collateralized loan obligations	15,572	—	—
Total transfers from available-for-sale debt securities to held-to-maturity debt securities	$31,815	13,833	16,479
(1)Inclusive of securities purchased but not yet settled and noncash purchases from securitization of LHFS.

Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities
Table 3.3 shows the composition of interest income, provision for credit losses, and gross realized gains and losses from sales and impairment write-downs included in earnings related to AFS and HTM debt securities (pre-tax).

Table 3.3: Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities

	Year ended December 31,
(in millions)	2020	2019	2018
Interest income (1):
Available-for-sale	$4,992	8,092	8,146
Held-to-maturity	3,712	3,733	3,429
Total interest income	8,704	11,825	11,575
Provision for credit losses (2):
Available-for-sale	89	—	—
Held-to-maturity	35	—	—
Total provision for credit losses	124	—	—
Realized gains and losses (3):
Gross realized gains	931	227	155
Gross realized losses	(43)	(24)	(19)
Impairment write-downs included in earnings:
Credit-related (4)	—	(27)	(27)
Intent-to-sell	(15)	(36)	(1)
Total impairment write-downs included in earnings	(15)	(63)	(28)
Net realized gains	$873	140	108
(1)Excludes interest income from trading debt securities, which is disclosed in Note 2 (Trading Activities).
(2)Prior to our adoption of CECL on January 1, 2020, the provision for credit losses from debt securities was not applicable and is therefore presented as $0 for prior periods. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)Realized gains and losses relate to AFS debt securities. There were no realized gains or losses from HTM debt securities in all periods presented.
(4)For the year ended December 31, 2020, credit-related impairment recognized in earnings is classified as provision for credit losses due to our adoption of CECL on January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Investment Grade Debt Securities	Table 3.4 shows the percentage of fair value of AFS debt securities and amortized cost of HTM debt securities determined to be rated investment grade, inclusive of securities rated based on internal credit grades.
Table 3.4: Investment Grade Debt Securities

	Available-for-Sale		Held-to-Maturity
($ in millions)	Fair value	% investment grade	Amortized cost	% investment grade
December 31, 2020
Total portfolio (1)	$220,392	99%	205,761	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$161,229	100%	162,732	100%
Securities of U.S. states and political subdivisions	19,406	99	25,870	100
Collateralized loan obligations (3)	9,018	100	16,255	100
All other debt securities (4)	30,739	93	904	6
December 31, 2019
Total portfolio (1)	$263,459	99%	153,933	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$177,413	100%	139,619	100%
Securities of U.S. states and political subdivisions	40,337	99	13,486	100
Collateralized loan obligations (3)	29,055	100	37	100
All other debt securities (4)	16,654	82	791	4
(1)92% and 95% were rated AA- and above at December 31, 2020 and 2019, respectively.
(2)Includes federal agency mortgage-backed securities.
(3)98% were rated AA- and above at both December 31, 2020 and 2019.
(4)Includes non-U.S. government, non-agency mortgage-backed, and all other debt securities.

Gross Unrealized Losses and Fair Value - Available-for-Sale Debt Securities	Table 3.5 shows the gross unrealized losses and fair value of AFS debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have recorded credit impairment are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the (1) for the current period presented, amortized cost basis net of allowance for credit losses, or the (2) for the prior period presented, amortized cost basis.
Table 3.5: Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2020
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$—	—	—	—	—	—
Non-U.S. government securities	(3)	16,812	—	—	(3)	16,812
Securities of U.S. states and political subdivisions	(51)	3,681	(30)	1,101	(81)	4,782
Federal agency mortgage-backed securities	(27)	11,310	(1)	316	(28)	11,626
Non-agency mortgage-backed securities	(28)	1,366	(18)	534	(46)	1,900
Collateralized loan obligations	(27)	5,082	(17)	1,798	(44)	6,880
Other debt securities	(16)	647	(45)	1,604	(61)	2,251
Total available-for-sale debt securities	$(152)	38,898	(111)	5,353	(263)	44,251
December 31, 2019
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$—	—	(1)	2,423	(1)	2,423
Non-U.S. government securities	—	—	—	—	—	—
Securities of U.S. states and political subdivisions	(10)	2,776	(26)	2,418	(36)	5,194
Federal agency mortgage-backed securities	(50)	16,807	(114)	10,641	(164)	27,448
Non-agency mortgage-backed securities	(4)	1,147	(3)	244	(7)	1,391
Collateralized loan obligations	(13)	5,001	(110)	16,789	(123)	21,790
Other debt securities	(21)	1,959	(35)	708	(56)	2,667
Total available-for-sale debt securities	$(98)	27,690	(289)	33,223	(387)	60,913

Contractual Maturities - Available-for-Sale Debt Securities	Table 3.6 and Table 3.7 show the remaining contractual maturities, amortized cost net of the ACL, fair value and weighted average effective yields of AFS and HTM debt securities, respectively. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.
Table 3.6: Contractual Maturities – Available-for-Sale Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2020
Available-for-sale debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$21,954	1,512	14,272	4,037	2,133
Fair value	22,159	1,512	14,306	4,042	2,299
Weighted average yield	0.47%	0.11	0.33	0.61	1.44
Non-U.S. government securities
Amortized cost, net	$16,816	16,816	—	—	—
Fair value	16,813	16,813	—	—	—
Weighted average yield	(0.14%)	(0.14)	—	—	—
Securities of U.S. states and political subdivisions
Amortized cost, net	$19,263	1,501	2,373	4,594	10,795
Fair value	19,406	1,494	2,420	4,630	10,862
Weighted average yield	2.09%	1.49	1.64	1.23	2.65
Federal agency mortgage-backed securities
Amortized cost, net	$134,838	8	239	3,312	131,279
Fair value	139,070	8	247	3,413	135,402
Weighted average yield	2.74%	2.36	2.07	2.12	2.76
Non-agency mortgage-backed securities
Amortized cost, net	$3,745	—	—	266	3,479
Fair value	3,729	—	—	266	3,463
Weighted average yield	2.17%	—	—	1.90	2.19
Collateralized loan obligations
Amortized cost, net	$9,058	—	195	7,023	1,840
Fair value	9,018	—	194	6,996	1,828
Weighted average yield	1.75%	—	2.44	1.80	1.51
Other debt securities
Amortized cost, net	$9,859	381	2,762	3,202	3,514
Fair value	10,197	380	2,907	3,263	3,647
Weighted average yield	3.29%	3.89	4.46	3.22	2.37
Total available-for-sale debt securities
Amortized cost, net	$215,533	20,218	19,841	22,434	153,040
Fair value	$220,392	20,207	20,074	22,610	157,501
Weighted average yield	2.21%	0.19	1.10	1.72	2.69
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost without effect for any related hedging derivatives and are shown pre-tax.

Contractual Maturities - Held-to-Maturity Debt Securities
Table 3.7: Contractual Maturities – Held-to-Maturity Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2020
Held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$47,295	30,759	12,755	—	3,781
Fair value	48,597	31,063	13,735	—	3,799
Weighted average yield	2.14%	2.13	2.34	—	1.57
Securities of U.S. states and political subdivisions
Amortized cost, net	$25,860	478	2,083	2,124	21,175
Fair value	26,793	481	2,154	2,228	21,930
Weighted average yield	2.16%	1.84	1.78	2.72	2.15
Federal agency mortgage-backed securities
Amortized cost, net	$115,437	—	—	700	114,737
Fair value	119,598	—	—	751	118,847
Weighted average yield	2.51%	—	—	1.41	2.52
Non-agency mortgage-backed securities
Amortized cost, net	$890	—	15	—	875
Fair value	933	—	14	—	919
Weighted average yield	3.16%	—	1.48	—	3.19
Collateralized loan obligations
Amortized cost, net	$16,238	—	29	8,441	7,768
Fair value	16,386	—	29	8,492	7,865
Weighted average yield	1.75%	—	2.31	1.72	1.78
Total held-to-maturity debt securities
Amortized cost, net	$205,720	31,237	14,882	11,265	148,336
Fair value	212,307	31,544	15,932	11,471	153,360
Weighted average yield	2.33%	2.13	2.26	1.89	2.41
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost and are shown pre-tax.